S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.73
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.67
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.33
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	150,750,000	[1]
Net Tangible Book Value, Adjusted	$ 144,603,217
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	18,850,000
No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.71
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.34
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	173,250,000	[1]
Net Tangible Book Value, Adjusted	$ 165,872,017
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	21,662,500
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.2
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.86
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	150,750,000	[1]
Net Tangible Book Value, Adjusted	$ 107,853,217
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,100,000
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.18
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	173,250,000	[1]
Net Tangible Book Value, Adjusted	$ 123,665,767
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,350,000
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.32
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.26
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.74
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	150,750,000	[1]
Net Tangible Book Value, Adjusted	$ 71,103,217
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,350,000
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.3
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.25
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.75
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	173,250,000	[1]
Net Tangible Book Value, Adjusted	$ 81,459,517
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,037,500
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.58
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.48
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	150,750,000	[1]
Net Tangible Book Value, Adjusted	$ 34,353,217
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,600,000
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.55
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.5
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	173,250,000	[1]
Net Tangible Book Value, Adjusted	$ 39,253,267
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,725,000
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.56)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.62)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.62
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	150,750,000	[1]
Net Tangible Book Value, Adjusted	$ (2,396,783)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	3,850,000
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.62)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.67)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.67
Net Tangible Book Value	$ (221,490)
Net Tangible Book Value, Proceeds from Offering	173,250,000	[1]
Net Tangible Book Value, Adjusted	$ (2,952,983)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,312,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	4,412,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	193,507
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)	[2]
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,350,000)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,250,000)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,431,250)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,512,500)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,593,750)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)	[2]
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,675,000)	[2]
Less: Over-allotment liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(118,800)
Less: Over-allotment liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(118,800)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(118,800)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(118,800)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(118,800)
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[3]
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[3]
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(37,500,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(43,125,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(112,500,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(129,375,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (172,500,000)	[3]
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(562,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(562,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(562,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(562,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(562,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Sale of private placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	100,000
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,312,500)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,937,500)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $3,000,000 in the aggregate, payable to Clear Street (excluding deferred underwriting commissions). See “Use of Proceeds.”
[2]	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ option to purchase additional units, or $6,000,000 in the aggregate and $0.60 per unit on units sold pursuant to the underwriters’ option to purchase additional units, or $1,350,000 in the aggregate, for a total of up to $7,350,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to Clear Street, for deferred underwriting commissions, in each case, as adjusted for redemptions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

[3]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”